Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of information related to operating leases

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Operating lease right-of-use assets, net	469,644	648,283	101,730

Operating lease liabilities-non-current	171,433	289,837	45,482
Operating lease liabilities-current	252,740	291,670	45,769
Total operating lease liabilities	424,173	581,507	91,251

Weighted average remaining lease term	2.25 years	3.10 years	3.10 years
Weighted average discount rate	5.61%	5.59%	5.59%

Schedule of components of lease expenses

	As of December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)
Operating lease cost	287,291	355,661	372,136	58,396
Short-term lease cost	107,821	43,218	76,548	12,012
Total	395,112	398,879	448,684	70,408

Schedule of maturities of lease liabilities

	As of December 31,
	2021	2021
		US$
	RMB	Note 2(e)
2022	298,691	46,871
2023	183,965	28,868
2024	59,530	9,342
2025	25,274	3,966
2026 and thereafter	55,693	8,739
Total undiscounted lease payments	623,153	97,786
Less: imputed interest	(41,646)	(6,535)
Present value of operating lease liability	581,507	91,251

Schedule of supplemental cash flow information related to leases

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)
Cash payments for operating leases	314,801	341,318	402,497	63,161
Right-of-use assets obtained in exchange for operating lease liabilities	577,851	170,273	532,780	83,605